Leases-Group as Lessee	12 Months Ended
Dec. 31, 2018
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Leases-Group as Lessee
17.	Leases—Group as Lessee

Operating lease commitments—Group as lessee

The Group has entered into commercial lease agreements for certain office space and stores. The significant leases have a lease term of five years without renewal option included in the contracts. There are no restrictions placed upon the Group by entering into these leases.

Future minimum lease payment under non-cancelable operating leases are as follows:

	(In millions of yen)
	December 31, 2017	December 31, 2018
Less than one year	4,139	9,662
Between one year and five years	10,223	26,226
Five years and more	—	22,800

	14,362	58,688

Of the operating lease expenses of 4,580 million yen for the year ended December 31, 2016, 3,309 million yen was attributable to minimum lease payment expenses, and the remaining 1,271 million yen was related to the variable lease payment expenses.

Of the operating lease expenses of 5,468 million yen for the year ended December 31, 2017, 3,759 million yen was attributable to minimum lease payment expenses, and the remaining 1,709 million yen was related to the variable lease payment expenses.

Of the operating lease expenses of 10,252 million yen for the year ended December 31, 2018, 6,960 million yen was attributable to minimum lease payment expenses, and the remaining 3,292 million yen was related to the variable lease payment expenses.